Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2019	7,306	488	1,431	4,924	239	14,388
Additions, net of transfers	3,374	1,126	175	13,494	4,649	22,818
Disposals	(183)	(168)	(9)	(45)	—	(405)
Deconsolidation of subsidiaries	(3,076)	—	(137)	(754)	(4,190)	(8,157)
Reclassifications	(25)	6	48	36	(76)	(11)
Exchange differences	(11)	—	—	1	24	14
Balance as of December 31, 2019	7,385	1,452	1,508	17,656	646	28,647
Additions, net of transfers	1,536	—	51	399	3,347	5,332
Disposals	(642)	—	(40)	—	—	(682)
Reclassifications	141	—	—	—	(141)	—
Balance as of December 31, 2020	8,420	1,452	1,519	18,054	3,852	33,297

Disclosure of accumulated depreciation and impairment loss

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2018	(2,360)	(175)	(534)	(807)	—	(3,876)
Depreciation	(1,032)	(60)	(296)	(1,088)		(2,476)
Disposals	114	2	74	20	—	210
Deconsolidation of subsidiaries	—	—	—	—		—
Reclassifications	—	—	—	—	—	—
Exchange differences	56	—	—	21	—	77
Balance as of January 1, 2019	(3,222)	(233)	(756)	(1,854)	—	(6,065)
Depreciation	(1,328)	(144)	(312)	(1,448)	—	(3,232)
Disposals	102	138	5	20	—	265
Deconsolidation of subsidiaries	1,457	—	53	319	—	1,829
Reclassifications	15	—	(20)	6	—	1
Exchange differences	8	—	—	2	—	10
Balance as of December 31, 2019	(2,968)	(239)	(1,030)	(2,955)	—	(7,192)
Depreciation	(1,572)	(215)	(297)	(1,860)	—	(3,944)
Disposals	576	—	40	—	—	616
Balance as of December 31, 2020	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)

Disclosure of Property & Equipment, net

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2019	4,417	1,213	478	14,701	646	21,455
Balance as of December 31, 2020	4,456	998	232	13,239	3,852	22,777